Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments
Financial Instruments

17. Financial Instruments

Fair Value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 and 2014:

	Fair Value Measurements
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
As of December 31, 2013
Money market funds*	$10,480	$10,480	$—	$—
Bank time deposits**	1,385,164	—	1,385,164	—
Available-for-sale securities***	139,675	139,675	—	—
Investor option liability	(29,504)	—	—	(29,504)
Total	$1,505,815	$150,155	$1,385,164	$(29,504)

As of December 31, 2014
Money market funds*	$50,593	$50,593	$—	$—
Bank time deposits**	1,219,440	—	1,219,440	—
Available-for-sale securities***	262,464	262,464	—	—
Total	$1,532,497	$313,057	$1,219,440	$—

*     Included in cash and cash equivalents on the Company’s consolidated balance sheets.

**   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

*** Included in long-term investments on the Company’s consolidated balance sheets.

Recurring

The Company measures money market funds, bank time deposits, available-for-sale securities and investor option liability at fair value on a recurring basis.

The fair values of the Company’s money market funds and available-for-sale securities are determined based on the quoted market price (Level 1). The fair value of the Company’s bank time deposits are determined based on the quoted market price for similar products (Level 2).  The investor option liability, which enables Alibaba, a related party of the Company, to purchase additional ordinary shares and increase its ownership in Weibo up to 30% on a fully-diluted basis (Note 7), is measured using significant unobservable inputs (Level 3) when determining its fair value.

The Company utilized the Binomial option pricing model to determine the fair value of the investor option liability. Estimates of the volatility for the option pricing model were based on the volatility of ordinary shares of a group of comparable, publicly-traded companies. Estimates of expected life were based on the estimated time to liquidation events, and in particular, estimates regarding the timing of a qualified IPO, the likelihood that the Company would undertake a liquidation event other than a qualified IPO, as well as assumptions regarding whether Alibaba would choose to sell off more than 25% of its shares in the Company and, if so, when. Accordingly, the weighted time period for the expiration of the option liability was estimated at 1.4 years. The risk-free interest rate was based on the U.S. Treasury yield for a term consistent with the estimated expected life.

The key inputs used in investor option liability valuation as of December 31, 2013 were as follows:

As of December 31, 2013
Expected dividend yield	—
Risk-free interest rate	0.30%
Expected volatility	53%
Expected life (in years)	1.4
Fair value per ordinary share of Weibo	$14.10

The investor option liability was valued at $50.6 million as of the Transaction Date. A gain of $21.1 million was recognized in 2013 as subsequent change in fair value when marked to market in the Company’s consolidated statements of comprehensive income. Immediately prior to the exercise of the option, the fair value of investor option liability was $76.5 million. For the year ended December 31, 2014, a loss of $47.0 million was recognized as subsequent change in fair value when marked to market in the Company’s consolidated statements of loss and comprehensive loss.

Determination of these unobservable inputs requires complex and subjective judgments due to the limited financial and operating history of Weibo, unique business risks and limited public information on companies in China similar to Weibo’s business. Changes in these inputs might result in a significantly higher or lower fair value measurement and materially impact the Company’s financial position and results of operations.

Non-recurring

The Company measures certain financial assets, including the investments under cost method and equity method on an other than temporary basis, and intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized.

As of December 31, 2013 and 2014, certain investments under cost method and equity method were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to a fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended. The impairment charges related to these investments were $10.1 million, $6.1 million and $15.3 million for the years ended December 31, 2012, 2013 and 2014, respectively (see Note 4 for further information).

The Company reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. The Company recognized an impairment charge of $8.4 million on MCOX for 2012. No write down was warranted on MCOX based on its fair value in 2013. In 2014, the Company recognized an impairment charge of $2.6 million on its investment in GOMO.

In accordance with the Company policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Company performed an impairment assessment on its goodwill of reporting units annually. The Company concluded that no write down was warranted for years ended December 31, 2012 and 2013. In the second quarter of 2014, based on revenue declines of the on-line reading business and near-term outlook, the Company performed an assessment of acquired goodwill of Weiyue with the assistance of an independent valuation firm and recognized goodwill impairment charge of $14.5 million. The fair value of on-line reading business was determined using Level 3 inputs.

Concentration of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivables. In addition, with the majority of its operations in China, the Company is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Company has not done so. The Company limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the U.S., PRC, Hong Kong, Singapore and Taiwan, which are among the largest and most respected with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Company periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2013 and 2014, the Company had $1,844.5 million and $2,092.3 million in cash and bank deposits, such as time deposits (with terms generally up to twelve months), with large domestic banks in China, respectively. Historically, deposits in Chinese banks were secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Company holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Company’s deposits goes bankrupt, the Company is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Accounts receivable consist primarily of advertising agencies, direct advertising customers and mobile operators. As of December 31, 2013 and 2014, substantially all accounts receivable were derived from the Company’s China operations.

Only one customer accounted for more than 10% of the Company’s total net revenues in 2013 and 2014, and no individual customer or agency accounted for more than 10% of the Company’s total net revenues in 2012. Only one customer accounted for more than 10% of the Company’s net accounts receivables as of December 31, 2013 and 2014.

The majority of the Company’s net operating income was derived from China. The operations in China are carried out by the subsidiaries and VIEs. The Company depends on dividend payments from its subsidiaries in China after these subsidiaries receive payments from VIEs in China under various services and other arrangements. In addition, under Chinese law, its subsidiaries are only allowed to pay dividends to the Company out of their accumulated profits, if any, as determined in accordance with Chinese accounting standards and regulations. Moreover, these Chinese subsidiaries are required to set aside at least 10% of their respective accumulated profits, if any, up to 50% of their registered capital to fund certain mandated reserve funds that are not payable or distributable as cash dividends. The appropriation to mandated reserve funds are assessed annually.

In 2012, 2013 and 2014, the majority of the Company’s revenues derived and expenses incurred were in RMB. As of December 31, 2013 and 2014, the Company’s cash, cash equivalents and short-term investments balance denominated in RMB was $377.7 million and $576.6 million, accounting for 20.2% and 26.6% of the Company’s total cash, cash equivalents and short-term investments balance, respectively. As of December 31, 2013 and 2014, the Company’s accounts receivable balance denominated in RMB was $191.1 million and $258.1 million, which accounted for almost all of its net accounts receivable balance, respectively. As of December 31, 2013 and 2014, the Company’s current liabilities balance denominated in RMB was $241.3 million and $352.0 million, which accounted for 74% and 90% of its total current liabilities balance, respectively. Accordingly, the Company may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Company may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2014.